Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Philadelphia Gold Silver X A U Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.80%	6.76%	8.41%
N Y S E Arca Gold Miners Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.55%	5.12%	8.07%
Lipper Precious Metals Fund Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.05%	3.93%	6.21%
GABELLI GOLD FUND INC CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	14.92%	4.86%	7.62%
GABELLI GOLD FUND INC CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.35%	4.64%	7.38%
GABELLI GOLD FUND INC CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.20%	3.78%	6.15%
GABELLI GOLD FUND INC CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	8.30%	3.63%	6.98%
GABELLI GOLD FUND INC CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	13.09%	4.08%	6.81%
GABELLI GOLD FUND INC CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	15.24%	5.14%	7.89%